Summary of Significant Accounting Policies (Details 2)	3 Months Ended
Mar. 31, 2021
Betting platform system [Member]
Useful Life	15 years
Multigioco and Rifa ADM Licenses [Member] | Minimum [Member]
Useful Life	1 year 5 months
Multigioco and Rifa ADM Licenses [Member] | Maximum [Member]
Useful Life	7 years
Location contracts [Member] | Minimum [Member]
Useful Life	5 years
Location contracts [Member] | Maximum [Member]
Useful Life	7 years
Customer relationships [Member] | Minimum [Member]
Useful Life	10 years
Customer relationships [Member] | Maximum [Member]
Useful Life	15 years
Trademarks[Member]
Useful Life	14 years
Website [Member]
Useful Life	5 years